[Janus Henderson Letterhead]

August 19, 2022

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1. There are no changes to the Statement of Additional Information from the form of the Statement of Additional Information that was filed in Post-Effective Amendment No. 309 (“PEA No. 309”) on August 16, 2022, pursuant to Rule 485(b) under the 1933 Act for Class D Shares of Janus Henderson Sustainable Multi-Asset Allocation Fund.

2. The text of PEA No. 309 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.

Assistant Secretary of the Registrant

Enclosure (via EDGAR)

cc:	Abigail Murray, Esq.

Thea Kelley